Document and Entity Information	Apr. 15, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001674168
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 15, 2020
Entity Registrant Name	Hilton Grand Vacations Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37794
Entity Tax Identification Number	81-2545345
Entity Address, Address Line One	6355 MetroWest Boulevard
Entity Address, Address Line Two	Suite 180
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	(407)
Local Phone Number	613-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	HGV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false